Result And Remuneration To Shareholders - Schedule of Operating Costs and Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		R$ 19,177	R$ 16,695	R$ 14,648
Basic network usage charges		3,062	3,156	2,937
Gas purchased for resale	[1]	1,442	2,127	2,237
Total costs of energy and gas		23,681	21,978	19,822
Supply from Itaipu Binacional [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		1,215	1,204	1,207
Physical guarantee quota contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		808	864	918
Quotas for Angra I and II nuclear plants [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		334	374	364
Spot market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		1,628	1,154	478
Proinfa Program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		531	468	511
Bilateral contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		330	499	510
Energy acquired in Regulated Market auctions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		4,596	4,564	3,940
Energy acquired in the Free Market [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		7,427	5,655	5,612
Distributed generation ('Geracao distribuida') [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		3,828	3,239	2,331
PIS/Pasep and Cofins credits [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Energy purchased for resale		1,520	(1,326)	(1,223)
Basic network usage charges		376	(369)	(337)
Transmission charges - Basic network [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges		3,390	3,466	3,220
Distribution charges [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Basic network usage charges		R$ 48	R$ 59	R$ 54

[1]

The price of the gas molecule purchased by Gasmig is adjusted based on changes in Brent crude oil prices and the exchange rate. The reduction is largely due to the migration of major industrial customers to the free market.